Shareholders' equity - Share Based Payments - Additional Information (Details) $ in Thousands		12 Months Ended
	Dec. 13, 2022	Jun. 30, 2024 USD ($) day	Jun. 30, 2023 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of redeemable share for equal common share (in shares)	1
Share-based compensation expense | $		$ 2,983	$ 3,100
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Number of trading days | day		5
PSU | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		0.00%
PSU | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		150.00%
PSU | Market Based Performance Targets
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		100.00%
PSU | Market Based Performance Targets | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		50.00%
PSU | Non-Market Based Performance Targets
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		50.00%